UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  2049

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2007

Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:	    Zazove Associates, LLC
Address:    940 Southwood Blvd.
            Suite 200
            Incline Village, NV 89451

13F File Number:  28-5338

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	      Steven M. Kleiman
Title:	      Chief Operating Officer
Phone:	      (847) 239-7100
Signature, Place, and Date of Signing:

Steven M. Kleiman	Northbrook, Illinois	May 14, 2007

Report Type (Check only one.):

[X] 	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ] 	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.

Form 13 F Summary Page

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  135

Form 13F Information Table Value Total: $3,707,661 (1000s)
List of Other Included Managers:  None

VALUE        SHARES/   SH/ PUT/ INVSTMT OTHER  Voting Authority (Shares)
NAME OF ISSUER              TITLE OF CLASS    CUSIP     (1000s)   PRN AMT   PRN  DSCRETN Mgrs  a) Sole  b) Shared c) None
AES 			PFD CV 6.75%	00808N202	1,879      37,400 	Sole		"37,400"
CA Inc	                COM	        12673P105	 710 	   27,402 "	Sole		"27,402"
Durect Corporation	COM	        266605104	 1 	   279 		Sole		279
Emmis Communications    PFD CV SER A	291525202	" 9,255 "" 207,933 "	Sole		"207,933"
Ford Trust	        PFD TR CV6.5%	345395206	" 28,376 " 793,513 "	Sole		"793,513"
Intevac Inc.	        COM	        461148108	" 2,091 "" 79,284 "	Sole		"79,284"
Mirant      	        *W EXP 01/03/201 60467R118	" 31,204 " 1,471,900 "	Sole		"1,471,900"
Mirant                  *W EXP 01/03/201 60467R126	" 4,516 "" 204,900 "	Sole		"204,900"
New Century Financial	COM 	        6435EV108	 79 	"  74,300 "	Sole		"74,300"
New York Community Banc.BONUSES	        64944P307	 256 	"  5,188 "	Sole		"5,188"
PRG-Schultz Inter'l	COM NEW	        69357C503	 6 	   405 		Sole		405
Quadramed Corp	        COM	        74730W101	 274 	"  90,000 "	Sole		"90,000"
"Radio One, Inc."	CL D NON VTG	75040P405	 937 	"  145,059 "	Sole		"145,059"
"Washington Mutual,Inc. COM	        939322103	" 4,038 "  100,000 "	Sole		"100,000"
Scottish Re Group Ltd	SHS	        G73537410	" 4,613 "  1,147,428 "	Sole		"1,147,428"
ADC Telecom      	FRNT   6/1	000886AB7	" 12,705"  13,095,000 "	Sole
ASM International	NOTE 4.250%12/0	00207DAG7	 603 	"  500,000 "	Sole
AirTran Holdings	NOTE 7.000% 7/0	00949PAB4	" 13,575"  11,191,000 "	Sole
"Allergan, Inc"	        NOTE 1.500% 4/0	018490AL6	" 11,858 " 11,300,000 "	Sole
Johnson & Johnson	SDCV 7/2	02261WAB5	" 109,944 "131,717,000 "Sole
Amdocs	                NOTE 0.500% 3/1	02342TAD1	" 7,592 "  7,545,000 "	Sole
American Equity Inv.    NOTE 5.250%12/0	025676AE7	" 14,971 " 12,500,000 "	Sole
American Fin'l Realty   NOTE 4.375% 7/1	02607PAB3	" 14,044 " 14,600,000 "	Sole
"American Medical Syst.	NOTE 3.250% 7/0	02744MAA6	" 19,984 " 15,750,000 "	Sole
AmeriCredit Corp        2.125% 9/1	03060RAR2	" 4,930 "  5,000,000 "	Sole
Amgen	                NOTE 0.125% 2/0	031162AN0	" 43,233 " 47,280,000 "	Sole
"ArvinMeritor, Inc"	NOTE 4.625% 3/0	043353AF8	" 16,519 " 14,400,000 "	Sole
Bausch & Lomb (Float)	FRNT 8/0	071707AM5	" 34,839 " 30,695,000 "	Sole
"CBRL Group, Inc."	NOTE 4/0	12489VAB2	" 6,652 "  13,000,000 "	Sole
Carnival Corporation	DBCV 2.000% 4/1	143658AN2	" 16,361 " 13,275,000 "	Sole
Carnival Corporation	DBCV 1.132% 4/2	143658AV4	" 88,323 " 126,855,000 "Sole
"Cell Therapeutic, Inc"	NOTE 4.000% 7/0	150934AF4	" 12,871 " 21,100,000 "	Sole
CenterPoint Energy	NOTE 3.750% 5/1	15189TAM9	" 33,312 " 20,885,000 "	Sole
CenturyTel	        DBCV 4.750% 8/0	156700AH9	" 15,566 " 13,325,000 "	Sole
Chesapeake Energy Corp.	NOTE 2.750%11/1	165167BW6	" 15,301 " 14,625,000 "	Sole
CIENA Corp	        NOTE 3.750% 2/0	171779AA9	" 1,968 "  2,000,000 "	Sole
Citadel Broadcasting	NOTE 1.875% 2/1	17285TAB2	" 22,059 " 25,800,000 "	Sole
CA Inc	                NOTE 1.625%12/1	204912AQ2	" 86,122 " 63,960,000 "	Sole
Conceptus Inc	        NOTE 2.250% 2/1	206016AA5	" 6,728 "" 6,800,000 "	Sole
Conexant Systems	NOTE 4.000% 3/0	207142AH3	" 14,267 " 16,288,000 "	Sole
CONMED	                NOTE 2.500%11/1	207410AD3	" 13,087 " 13,070,000 "	Sole
"Conseco, Inc"	        DBCV 3.500% 9/3	208464BH9	" 11,682 " 12,200,000 "	Sole
Cubist Pharm	        NOTE 2.250% 6/1	229678AC1	" 15,697 " 15,985,000 "	Sole
Curagen Corp	        NOTE 4.000% 2/1	23126RAE1	" 12,331 " 15,200,000 "	Sole
Danaher Corporation	NOTE 1/2	235851AF9	" 2,101 "" 2,000,000 "	Sole
Devon Energy (CVX)	DEB 4.900% 8/1	25179MAA1	" 101,891" 72,855,000 "	Sole
Devon Energy (CVX)	DEB 4.950% 8/1	25179MAB9	" 4,825 "" 3,450,000 "	Sole
Disney (Walt) Company	NOTE 2.125% 4/1	254687AU0	" 125,150" 103,430,000 "Sole
"Dixie Group, Inc"	SDCV 7.000% 5/1	255519AA8	 277 	   290,000 "	Sole
Dominion Resources Inc	NOTE 2.125%12/1	25746UAT6	" 1,940 "" 1,600,000 "	Sole
Durect Corp	        NOTE 6.250% 6/1	266605AB0	" 20,895 " 14,460,000 "	Sole
EMC Corp A	        NOTE 1.750%12/0	268648AK8	" 130,133" 121,195,000 "Sole
EPIX Pharmaceuticals    NOTE 3.000% 6/1	26881QAB7	" 3,236 "  3,830,000 "	Sole
Eastman Kodak	        NOTE 3.375%10/1	277461BE8	" 70,577 " 70,485,000 "	Sole
EDO Corp	        NOTE 4.000%11/1	281347AE4	" 13,476 " 13,200,000 "	Sole
Edwards Lifesciences	DBCV 3.875% 5/1	28176EAB4	" 1,213 "" 1,150,000 "	Sole
Electronic Data Systems	NOTE 3.875% 7/1	285661AF1	" 92,724 " 88,015,000 "	Sole
"Empire Resorts, Inc"	NOTE 5.500% 7/3	292052AB3	" 4,635 "" 4,500,000 "	Sole
"Encore Capital Group, 	NOTE 3.375% 9/1	292554AB8	" 4,819 "  5,500,000 "	Sole
Endeavor Intl Corp	NOTE 6.000% 1/1	29257MAB6	" 14,420 " 15,454,000 "	Sole
"EnPro Industries, Inc"	DBCV 3.937%10/1	29355XAB3	" 16,579 " 12,500,000 "	Sole
Euronet Worldwide Inc	NOTE 3.500%10/1	298736AF6	" 7,587 "" 7,500,000 "	Sole
ExpressJet Holdings	NOTE 4.250% 8/0	30218UAB4	" 7,363 "" 7,660,000 "	Sole
FEI Company	        NOTE 2.875% 6/0	30241LAF6	" 19,998 " 13,900,000 "	Sole
FTI Consulting	        NOTE 3.750% 7/1	302941AB5	" 16,514 " 12,700,000 "	Sole
Fairfax Financial	DBCV 5.000% 7/1	303901AL6	" 13,720 " 12,250,000 "	Sole
Thermo Fisher Scientfic	NOTE 3.250% 3/0	338032AX3	" 91,118 " 67,520,000 "	Sole
Ford Motor Co	        NOTE 4.250%12/1	345370CF5	" 19,544 " 17,700,000 "	Sole
Gateway (Series A)	NOTE 1.500%12/3	367626AB4	" 5,295 "" 6,000,000 "	Sole
"General Mills, Inc"	DBCV 10/2	370334AU8	" 7,007 "" 9,205,000 "	Sole
General Motors          B Series B DEB SR 370442733	" 8,030 "" 387,000 "	Sole
Genzyme Corp	        NOTE 1.250%12/0	372917AN4	" 106,867" 103,875,000 "Sole
"Group 1 Automotive	FRNT 2.250% 6/1	398905AE9	" 3,444 "" 3,940,000 "	Sole
Hanover Compressor	NOTE 4.750% 1/1	410768AE5	" 10,656 " 6,500,000 "	Sole
Hasbro	                DBCV 2.750%12/0	418056AN7	" 72,113 " 54,220,000 "	Sole
Health Management	NOTE 4.375% 8/0	421933AF9	" 17,168 " 15,955,000 "	Sole
Hewlett-Packard Co	NOTE 10/1	428236AC7	" 117,082" 164,476,000 "Sole
Hutchinson Technology   NOTE 3.250% 1/1	448407AF3	" 13,979 " 14,990,000 "	Sole
Incyte Corp	        NOTE 3.500% 2/1	45337CAE2	" 10,569 " 11,925,000 "	Sole
Intel Corp	        SDCV 2.950%12/1	458140AD2	" 139,734" 159,925,000 "Sole
JetBlue Airways Corp	DBCV 3.750% 3/1	477143AC5	" 7,481 "" 7,500,000 "	Sole
Kellwood Co	        DBCV 3.500% 6/1	488044AF5	" 11,918 " 13,000,000 "	Sole
Level 3 Comm	        NOTE 6.000% 9/1	52729NAG5	" 2,635 "" 2,710,000 "	Sole
Level 3 Comm	        NOTE 6.000% 3/1	52729NAS9	" 14,967 " 15,550,000 "	Sole
Level 3 Comm	        NOTE 10.000% 5/0 52729NBE9	" 14,094 " 7,100,000 "	Sole
Level 3 Comm	        NOTE 5.250%12/1	52729NBF6	" 6,698 "" 4,000,000 "	Sole
Level 3 Comm	        NOTE 3.500% 6/1	52729NBK5	" 34,841 " 26,570,000 "	Sole
Liberty Media    	DEB 3.500% 1/1	530715AN1	" 58,603 " 70,837,000 "	Sole
Liberty Media   	DEB 3.250% 3/1	530715AR2	" 9,387 "" 11,030,000 "	Sole
Liberty Media   	DEB 0.750% 3/3	530718AF2	" 52,909 " 45,125,000 "	Sole
Lions Gate Ent. Corp	NOTE 3.625% 3/1	535919AG9	" 14,990 " 14,200,000 "	Sole
Lockheed Martin         DBCV 8/1	539830AP4	" 42,926 " 31,005,000 "	Sole
"Lowe's Companies, Inc"	NOTE 0.861%10/1	548661CG0	" 125,348" 114,056,000 "Sole
Mannkind Corp	        NOTE 3.750%12/1	56400PAA0	" 10,911 " 10,985,000 "	Sole
"Manor Care, Inc"	NOTE 2.125% 8/0	564055AM3	" 49,927 " 39,235,000 "	Sole
"Medtronic, Inc"	NOTE 1.625% 4/1	585055AM8	" 64,600 " 63,140,000 "	Sole
Mentor Graphics Corp	SDCV 6.250% 3/0	587200AF3	" 20,284 " 16,450,000 "	Sole
Merix Corp	        NOTE 4.000% 5/1	590049AB8	" 5,396 "" 6,000,000 "	Sole
Merrill Lynch   	NOTE 3/1	590188W46	" 110,256" 90,895,000 "	Sole
Millipore Corp	        NOTE 3.750% 6/0	601073AD1	" 14,711 " 13,650,000 "	Sole
Mylan Laboratories Inc	NOTE 1.250% 3/1	628530AG2	" 13,345 " 12,460,000 "	Sole
NPS Pharmaceuticals	NOTE 3.000% 6/1	62936PAB9	" 6,580 "" 7,000,000 "	Sole
Nabors Industries Inc	NOTE 6/1	629568AL0	" 15,778 " 15,300,000 "	Sole
Nash Finch Company	FRNT 1.631% 3/1	631158AD4	" 9,494 "" 21,000,000 "	Sole
Nektar Therapeutics	NOTE 3.250% 9/2	640268AH1	" 11,871 " 12,200,000 "	Sole
Noram Energy $3.00	SDCV 6.000% 3/1	655419AC3	 259 	 " 2,594 "	Sole
"Omnicare, Inc"	        DBCV 3.250%12/1	681904AL2	" 12,877 " 14,700,000 "	Sole
Omnicom Group	        NOTE 7/0	681919AT3	" 104,712" 97,350,000 "	Sole
Par Pharmaceutical	NOTE 2.875% 9/3	717125AC2	" 8,911 "" 9,430,000 "	Sole
Pixelworks	        SDCV 1.750% 5/1	72581MAB3	" 2,310 "" 3,000,000 "	Sole
Barrick Gold Corp	DBCV 2.750%10/1	725906AK7	 226 	   175,000 "	Sole
Pride International	NOTE 3.250% 5/0	74153QAD4	" 8,217 "  6,500,000 "	Sole
Prudential Financial    FRNT 11/1	744320AC6	" 30,938 " 30,000,000 "	Sole
Quantum Corp	        NOTE 4.375% 8/0	747906AE5	" 12,065 "" 12,675,000 "Sole
RPM International	NOTE 1.389% 5/1	749685AK9	" 101,871 " 159,485,000 Sole
Rambus Inc	        NOTE 2/0	750917AB2	" 13,294 "" 12,000,000 "Sole
Safeguard Scientifics	DBCV 2.625% 3/1	786449AG3	" 1,743 " " 2,050,000 "	Sole
"School Specialty, Inc"	SDCV 3.750%11/3	807863AL9	" 14,163 "" 14,200,000 "Sole
Sinclair Broadcast Gp   NOTE 4.875% 7/1	829226AU3	" 14,850 "" 15,000,000 "Sole
"Sonic Automotive, Inc"	NOTE 4.250%11/3	83545GAK8	" 11,873 "" 9,000,000 "	Sole
"TJX Companies, Inc"	NOTE 2/1	872540AL3	" 106,368 " 118,252,000 Sole
Teva Pharm (Series A)	DBCV 0.500% 2/0	88164RAA5	 136 	    125,000 "	Sole
Teva Pharm (Series B)	DBCV 0.250% 2/0	88164RAB3	" 94,954 "" 83,202,000 "Sole
Teva Pharm (Series D)	NOTE 1.750% 2/0	88165FAA0	 957 	    980,000 "	Sole
Time Warner Telecom Inc	DBCV 2.375% 4/0	887319AC5	" 18,612 "" 14,194,000 "Sole
Transocean Inc	        DBCV 1.500% 5/1	893830AD1	" 24,854 "" 21,175,000 "Sole
Travelers Property      NT CV JR 2032	89420G307	" 1,159 " " 45,500 "	Sole
"Trinity Industries,    NOTE 3.875% 6/0	896522AF6	" 15,432 "" 14,000,000 "Sole
Tyco International Ltd 	DBCV 3.125% 1/1	902118BG2	" 88,482 "" 60,159,000 "Sole
Unisource Energy	NOTE 4.500% 3/0	909205AB2	" 17,185 "" 15,250,000 "Sole
"UTStarcom, Inc"	NOTE 0.875% 3/0	918076AB6	" 33,575 "" 33,700,000 "Sole
Watson Pharmaceuticals	DBCV 1.750% 3/1	942683AC7	" 5,501 " " 5,880,000 "	Sole
Wyeth    	        DBCV 1/1	983024AD2	" 60,400 "" 56,547,000 "Sole
YRC Worldwide	        NOTE 5.000% 8/0	985577AA3	" 14,257 "" 10,935,000 "Sole
YRC Worldwide	        NOTE 3.375%11/2	985577AB1	" 95,494 "" 80,695,000 "Sole
			" 3,707,661 "